Related Party Transactions - Schedule of Trade Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Trade Transactions with Related Parties [Line Items]
Total	$ 504,731	$ 145,513
Yujie, Chen [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Total	72,949	47,308
Ying Wo Sammy, Ho [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Total	352,115	50,897
Ka Wing Eric, Law [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Total	56,013	47,308
Sing Hon, Lam [Member]
Schedule of Trade Transactions with Related Parties [Line Items]
Total	$ 23,654		[1]

[1]	These individuals have either left their positions or have not yet been appointed as senior management during the period.